ARROW ALTERNATIVE SOLUTIONS FUND

CLASS A SHARES:  ASFFX

CLASS C SHARES:  ASFTX

INSTITUTIONAL CLASS SHARES:  ASFNX

ARROW DWA BALANCED FUND

CLASS A SHARES:  DWAFX

CLASS C SHARES:  DWATX

INSTITUTIONAL CLASS SHARES:  DWANX

ARROW DWA TACTICAL FUND

CLASS A SHARES:  DWTFX

CLASS C SHARES:  DWTTX

INSTITUTIONAL CLASS SHARES:  DWTNX

ARROW MANAGED FUTURES STRATEGY FUND

CLASS A SHARES:  MFTFX

CLASS C SHARES:  MFTTX

INSTITUTIONAL CLASS SHARES:  MFTNX

ARROW COMMODITY STRATEGY FUND

CLASS A SHARES:  CSFFX

CLASS C SHARES:  CSFTX

INSTITUTIONAL CLASS SHARES:  CSFNX

1-877-277-6933

(1-877-ARROW-FD)
www.arrowfunds.com

SUPPLEMENT DATED MARCH 1, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2013.

_____________________________________________________________________________________________

Effective March 1, 2014, Archer Distributors, LLC will serve as the Funds’ distributor.  Archer Distributors, LLC is wholly-owned and controlled by Arrow Investment Advisors, LLC, the investment adviser to the Funds.  The Statement of Additional Information for the Funds is hereby amended and supplemented, effective of March 1, 2014, to reflect the following changes:

Throughout the Statement of Additional Information, the name “Northern Lights Distributor, LLC, 17605 Wright Street, Omaha, Nebraska 68130,” shall be replaced with “Archer Distributors, LLC, 2493 Olney-Sandy Spring Road, Suite A, Olney, MD 20832” and references to the contrary should be disregarded beginning March 1, 2014.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information each dated December 1, 2013, and as supplemented from time to time, which provide information that you should know about each Fund before investing.  These documents are available upon request and without charge by calling the Funds toll-free at 1-877-277-6933.  The Prospectus may be obtained by visiting the Funds’ website at www.arrowfunds.com.  You should retain this Supplement for future reference.